Income Taxes - Schedule of Significant Deferred Tax Assets And Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Oct. 01, 2016	Dec. 31, 2015
Components Of Deferred Tax Assets And Liabilities [Abstract]
Pension benefits plan liabilities	$ 126		$ 19
Net operating losses and other tax carryforwards	106		126
Accrued liabilities	57		31
Foreign depreciation	10		12
Other	6		8
Total deferred tax assets	305	$ 139	196
Valuation allowances	(87)		(106)
Net deferred tax assets	218		90
Accelerated depreciation	(91)		(126)
Other intangible assets	(56)		(62)
Inventories	(11)		(14)
Other	(5)		(4)
Total deferred tax liabilities	(163)		(206)
Net deferred tax assets	$ 55
Net deferred tax liabilities			$ (116)